FINANCIAL RISK MANAGEMENT - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,850
Maximum share of total receivables held by any client (as a percent)	5.25%
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 30,680	Rp 37,065
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	17,435	25,145
Credit risk | Trade and other receivables, net
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	9,928	9,564
Credit risk | Contract assets, net
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	1,560
Credit risk | Other current financial asset
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	1,314	2,173
Credit risk | Other non-current assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 443	Rp 183